Shareholder Fees - FidelityAssetManagerFunds-RetailComboPRO	Nov. 29, 2024 USD ($)
FidelityAssetManagerFunds-RetailComboPRO | Fidelity Asset Manager 85%
Shareholder Fees:
(fees paid directly from your investment)	none